Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of grants
Government relief	€ 17,930	€ 186,856
CARES Act
Disclosure of grants
Remaining amount of government funding received	6,282		$ 7,465	€ 18,314	$ 22,473
CMS Accelerated and Advance Payment program
Disclosure of grants
Contract liabilities	€ 718,843		$ 854,273	€ 852,437	$ 1,046,025